Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 57,674	$ 64,865	$ 559,158
Accounts receivable, net	70,747	55,063
Other Receivables – Funds Held in Trust	1,241,950
Inventory	1,022,284	1,012,799	97,636
Prepaid expenses and other current assets	179,930	238,467	539,592
Deferred offering cost	1,118,720	889,189	297,437
Total current assets	3,691,305	2,260,383	1,493,823
Property and equipment, net	959,303	988,382	9,595
Construction-in-progress			452,405
Deposits	16,804	16,803	3,178
Intangible assets	115,773	131,576	189,956
Operating lease right-of-use asset	181,359	196,580	158,451
Total assets	4,964,544	3,593,724	2,307,408
Current liabilities:
Accounts payable (includes related party balances of $582,432 as of March 31, 2023, and $686,476 as of December 31, 2022)	2,240,487	2,532,690	436,011
Accrued expenses and other current liabilities	490,272	278,088	116,825
Lease liability, current portion	36,449	78,626	36,449
Convertible debentures	1,914,222
Loans and note payable	543,017	1,097,742
Due to related parties
Other Liability, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 5,224,447	$ 3,987,145	$ 589,285
Lease liability, net of current portion	144,910	117,954	122,002
Total liabilities	5,369,357	4,105,099	711,287
Commitments and contingencies (see Note 11)
Shareholders’ equity
Preferred shares, no par value - unlimited authorized, 3,098,971 and 0 shares issued and outstanding as of March 31, 2023, and December 31, 2022, respectively	961,545
Common shares, no par value - unlimited authorized, 6,351,354 shares issued and outstanding as of March 31, 2023, and December 31, 2022	7,081,261	7,081,261	4,357,943
Additional paid-in capital	823,518	693,951	195,501
Accumulated deficit	(9,311,829)	(8,314,421)	(2,921,325)
Accumulated other comprehensive loss	40,692	27,834	(35,998)
Total shareholders’ equity	(404,813)	(511,375)	1,596,121
Total liabilities and shareholders’ equity	$ 4,964,544	$ 3,593,724	$ 2,307,408